Earning per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share:
Schedule of Basic and Diluted Earning Per Share
	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0	2 0 2 2
	NIS	NIS	NIS	US Dollars
Basic and diluted earnings per share:
Earnings used in the calculation of basic and diluted earnings per share	41,564	45,101	52,209	11,808

Weighted average number of shares used in computing basic and diluted earnings per share	13,867,017	13,867,017	13,433,684	13,867,017